Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Allowances against the net deferred tax assets	$ 5,057,500	$ 3,514,900
Research credit carryforwards expiration year	2028 to 2033
Ownership change description	In general, an "ownership change" results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50% of the outstanding stock of a company by certain stockholders or public groups.
Federal Tax Authority [Member]
Income Taxes [Line Items]
Operating loss carryforwards	12,376,000
Research credit carryforwards expiration year	2033
Research credit carryforwards	77,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforwards	12,416,000
Research credit carryforwards	$ 13,000